UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06068

AB FIXED-INCOME SHARES, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

Alliance Capital Management L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2026

Date of reporting period: October 31, 2025

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: AEYXX

October 31, 2025

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Portfolio Information

AB Government Money Market Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Government Money Market Portfolio (the “Portfolio”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/AEYXX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$26,860,245,996
# of Portfolio Holdings	80
Total Advisory Fees Paid (Net)	$14,030,505

Graphical Representation of Holdings

Maturity Weightings (% of Total Investments)

1 - 7 Days	39.3%
8 - 30 Days	2.2%
31 - 60 Days	4.6%
61 - 90 Days	6.4%
91 - 180 Days	27.6%
Over 180 Days	19.9%
Total	100.0%

Advisor Class: AEYXX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/AEYXX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

FIS-ADV-0154-1025

Advisor Class: AEYXX

2

Class 1: AGRXX

October 31, 2025

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Portfolio Information

AB Government Money Market Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Government Money Market Portfolio (the “Portfolio”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/AGRXX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$26,860,245,996
# of Portfolio Holdings	80
Total Advisory Fees Paid (Net)	$14,030,505

Graphical Representation of Holdings

Maturity Weightings (% of Total Investments)

1 - 7 Days	39.3%
8 - 30 Days	2.2%
31 - 60 Days	4.6%
61 - 90 Days	6.4%
91 - 180 Days	27.6%
Over 180 Days	19.9%
Total	100.0%

Class 1: AGRXX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/AGRXX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

FIS-1-0154-1025

Class 1: AGRXX

2

Class A: AEAXX

October 31, 2025

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Portfolio Information

AB Government Money Market Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Government Money Market Portfolio (the “Portfolio”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/AEAXX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$26,860,245,996
# of Portfolio Holdings	80
Total Advisory Fees Paid (Net)	$14,030,505

Graphical Representation of Holdings

Maturity Weightings (% of Total Investments)

1 - 7 Days	39.3%
8 - 30 Days	2.2%
31 - 60 Days	4.6%
61 - 90 Days	6.4%
91 - 180 Days	27.6%
Over 180 Days	19.9%
Total	100.0%

Class A: AEAXX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/AEAXX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

FIS-A-0154-1025

Class A: AEAXX

2

Class AB: MYMXX

October 31, 2025

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Portfolio Information

AB Government Money Market Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Government Money Market Portfolio (the “Portfolio”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/MYMXX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class AB	$11	0.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$26,860,245,996
# of Portfolio Holdings	80
Total Advisory Fees Paid (Net)	$14,030,505

Graphical Representation of Holdings

Maturity Weightings (% of Total Investments)

1 - 7 Days	39.3%
8 - 30 Days	2.2%
31 - 60 Days	4.6%
61 - 90 Days	6.4%
91 - 180 Days	27.6%
Over 180 Days	19.9%
Total	100.0%

Class AB: MYMXX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/MYMXX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

FIS-AB-0154-1025

Class AB: MYMXX

2

Class C: AECXX

October 31, 2025

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Portfolio Information

AB Government Money Market Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Government Money Market Portfolio (the “Portfolio”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/AECXX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$12	0.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$26,860,245,996
# of Portfolio Holdings	80
Total Advisory Fees Paid (Net)	$14,030,505

Graphical Representation of Holdings

Maturity Weightings (% of Total Investments)

1 - 7 Days	39.3%
8 - 30 Days	2.2%
31 - 60 Days	4.6%
61 - 90 Days	6.4%
91 - 180 Days	27.6%
Over 180 Days	19.9%
Total	100.0%

Class C: AECXX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/AECXX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

FIS-C-0154-1025

Class C: AECXX

2

Class I: AIEXX

October 31, 2025

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Portfolio Information

AB Government Money Market Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Government Money Market Portfolio (the “Portfolio”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/AIEXX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$26,860,245,996
# of Portfolio Holdings	80
Total Advisory Fees Paid (Net)	$14,030,505

Graphical Representation of Holdings

Maturity Weightings (% of Total Investments)

1 - 7 Days	39.3%
8 - 30 Days	2.2%
31 - 60 Days	4.6%
61 - 90 Days	6.4%
91 - 180 Days	27.6%
Over 180 Days	19.9%
Total	100.0%

Class I: AIEXX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/AIEXX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

FIS-I-0154-1025

Class I: AIEXX

2

Institutional Class: GMOXX

October 31, 2025

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Portfolio Information

AB Government Money Market Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Government Money Market Portfolio (the “Portfolio”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/GMOXX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$26,860,245,996
# of Portfolio Holdings	80
Total Advisory Fees Paid (Net)	$14,030,505

Graphical Representation of Holdings

Maturity Weightings (% of Total Investments)

1 - 7 Days	39.3%
8 - 30 Days	2.2%
31 - 60 Days	4.6%
61 - 90 Days	6.4%
91 - 180 Days	27.6%
Over 180 Days	19.9%
Total	100.0%

Institutional Class: GMOXX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/GMOXX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

FIS-INST-0154-1025

Institutional Class: GMOXX

2

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

October 31, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB FIXED-INCOME SHARES, INC.

AB GOVERNMENT MONEY MARKET PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files a complete schedule of portfolio holdings with the Commission monthly on Form N-MFP. The Commission delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Form N-MFP filings (along with the Form N-CSR and N-CSRS filings) are available on the Commission’s website at www.sec.gov. The Fund’s complete holdings are also available on www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

October 31, 2025 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value

SHORT-TERM INVESTMENTS – 101.7%
U.S. Government & Government Sponsored Agency Obligations – 66.6%
Federal Farm Credit Banks Funding Corp.
(SOFR + 0.02%), 02/06/2026(a)	4.065%	$284,000	$284,000,000
(SOFR + 0.02%), 03/02/2026(a)	4.065%	35,000	35,000,000
(SOFR + 0.14%), 10/23/2026(a)	4.180%	39,750	39,750,000
(SOFR + 0.14%), 11/04/2026(a)	4.180%	30,000	30,000,000
Federal Home Loan Banks
03/12/2026	3.375%	499,000	498,186,321
03/02/2026	4.000%	300,000	299,890,308
(SOFR + 0.00%), 01/15/2026(a)	4.045%	548,500	548,500,000
(SOFR + 0.00%), 02/11/2026(a)	4.045%	499,500	499,500,000
(SOFR + 0.02%), 11/05/2025(a)	4.055%	200,000	200,000,000
(SOFR + 0.02%), 11/06/2025(a)	4.055%	249,500	249,500,000
(SOFR + 0.02%), 04/21/2026(a)	4.055%	99,500	99,500,000
(SOFR + 0.02%), 11/06/2025(a)	4.060%	150,000	150,000,000
(SOFR + 0.02%), 02/06/2026(a)	4.065%	199,000	199,000,000
(SOFR + 0.14%), 11/19/2026(a)	4.180%	100,000	100,000,000
Series 1
(SOFR + 0.00%), 12/18/2025(a)	4.040%	398,500	398,500,000
(SOFR + 0.00%), 11/06/2025(a)	4.045%	249,000	249,000,000
Series 2
(SOFR + 0.00%), 12/16/2025(a)	4.040%	248,000	248,000,000
(SOFR + 0.01%), 06/15/2026(a)	4.050%	499,750	499,750,000
(SOFR + 0.02%), 01/16/2026(a)	4.060%	349,000	349,000,000
(SOFR + 0.02%), 02/13/2026(a)	4.065%	250,000	250,000,000
(SOFR + 0.02%), 06/22/2026(a)	4.065%	549,500	549,500,000
Series 3
02/12/2026	4.000%	300,000	299,825,862
(SOFR + 0.00%), 11/14/2025(a)	4.040%	599,000	598,997,700
(SOFR + 0.02%), 01/20/2026(a)	4.060%	249,000	249,000,000
Series 4
(SOFR + 0.00%), 12/16/2025(a)	4.040%	100,000	100,000,000
(SOFR + 0.00%), 11/04/2025(a)	4.045%	349,000	349,000,000
Series 5
(SOFR + 0.00%), 11/04/2025(a)	4.045%	99,000	99,000,000
Series 6
(SOFR + 0.00%), 12/16/2025(a)	4.040%	498,500	498,500,000
Federal Home Loan Mortgage Corp.
(SOFR + 0.10%), 02/09/2026(a)	4.140%	50,000	50,000,000
(SOFR + 0.14%), 09/23/2026(a)	4.180%	119,750	119,750,000
(SOFR + 0.14%), 10/16/2026(a)	4.180%	94,000	94,000,000
(SOFR + 0.14%), 10/29/2026(a)	4.180%	79,750	79,750,000
(SOFR + 0.14%), 09/22/2027(a)	4.180%	99,500	99,500,000

ABFunds.com	AB Fixed-Income Shares, Inc. 1

PORTFOLIO OF INVESTMENTS (continued)

	Yield*	Principal Amount (000)	U.S. $ Value

(SOFR + 0.14%), 10/06/2027(a)	4.180%	$399,500	$399,500,000
(SOFR + 0.14%), 10/14/2027(a)	4.180%	199,500	199,500,000
Federal National Mortgage Association
11/07/2025	0.500%	21,310	21,301,273
(SOFR + 0.10%), 06/18/2026(a)	4.140%	200,000	200,000,000
(SOFR + 0.12%), 07/29/2026(a)	4.160%	37,000	37,000,000
(SOFR + 0.14%), 10/23/2026(a)	4.180%	72,000	72,000,000
(SOFR + 0.14%), 11/20/2026(a)	4.180%	72,000	72,000,000
U.S. Treasury Bill
04/23/2026	3.717%	499,350	490,668,801
04/09/2026	3.747%	598,500	588,855,591
03/26/2026	3.756%	500,000	492,579,890
03/03/2026	3.756%	500,000	493,739,938
04/30/2026	3.770%	500,000	490,834,236
01/15/2026	3.829%	498,500	494,613,291
02/10/2026	3.841%	500,000	494,792,048
02/03/2026	3.847%	500,000	495,147,638
05/14/2026	4.033%	300,000	293,675,200
U.S. Treasury Notes
01/31/2026	0.375%	700,000	693,613,049
03/31/2026	0.750%	500,000	493,627,634
04/30/2026	0.750%	800,000	787,468,226
08/31/2026	0.750%	300,000	292,253,676
09/30/2026	0.875%	100,000	97,491,150
08/31/2026	1.375%	100,000	97,925,092
09/30/2026	1.625%	200,000	196,299,796
03/31/2026	2.250%	200,000	198,651,576
01/31/2026	2.625%	400,000	398,490,488
09/30/2026	3.500%	200,000	199,614,560
08/31/2026	3.750%	200,000	199,647,896
01/15/2026	3.875%	100,000	99,938,344
(US TREASURY BILL 3M MM YIELD + 0.18%), 07/31/2026(a)	3.948%	200,000	199,889,056
(US TREASURY BILL 3M MM YIELD + 0.24%), 01/31/2026(a)	4.011%	185,374	185,396,787

			17,890,415,427

2 AB Fixed-Income Shares, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Repurchase Agreements – 35.1%
Australia & New Zealand Banking Group Ltd. 4.17%, dated 10/31/2025 due 11/03/2025 in the amount of $2,300,799,250 (collateralized by $2,438,746,000, U.S.Treasury Bill, U.S. Treasury Bond and U.S. Treasury Note, 0.50% to 4.75% due 03/31/2026 to 08/15/2052, value $2,346,000,000)	$2,300,000	$2,300,000,000
Bank of America, NA 4.15%, dated 10/31/2025 due 11/03/2025 in the amount of $110,038,042 (collateralized by $137,333,444, Government National Mortgage Association, U.S. Treasury Bill, U.S. Treasury Bond, U.S. Treasury Floating Rate Note and U.S. Treasury Note, 0.00% to 8.00% due 11/13/2025 to 09/15/2060, value $112,200,000)	110,000	110,000,000
Bank of America, NA 4.15%, dated 10/31/2025 due 11/03/2025 in the amount of $55,019,021 (collateralized by $221,173,964, Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association, 2.50% to 7.00% due 01/01/2028 to 07/20/2065, value $56,100,000)	55,000	55,000,000
Bank of America, NA 4.14%, dated 10/31/2025 due 11/03/2025 in the amount of $165,056,925 (collateralized by $176,361,800, U.S. Treasury Bond and U.S. Treasury Note, 1.50% to 3.625% due 08/31/2029 to 02/15/2053, value $168,300,010)	165,000	165,000,000
BNP Paribas SA 4.13%, dated 10/31/2025 due 11/03/2025 in the amount of $250,086,042 (collateralized by $250,371,600, U.S. Treasury Bond and U.S. Treasury Note, 0.125% to 4.625% due 06/30/2026 to 02/15/2050, value $255,087,771)	250,000	250,000,000

ABFunds.com	AB Fixed-Income Shares, Inc. 3

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

BNP Paribas SA 4.14%, dated 10/31/2025 due 11/03/2025 in the amount of $800,276,000 (collateralized by $1,081,755,505, Federal Home Loan Mortgage Corp., Federal National Mortgage Association, Government National Mortgage Association and U.S. Treasury Note, 0.125% to 7.50% due 10/15/2026 to 11/01/2055, value $824,276,926)	$800,000	$800,000,000
Canadian Imperial Bank 4.15%, dated 10/31/2025 due 11/03/2025 in the amount of $150,051,875 (collateralized by $209,362,386, Federal Home Loan Mortgage Corp., Federal National Mortgage Association, Government National Mortgage Association, U.S. Treasury Bond, U.S. Treasury Floating Rate Note and U.S. Treasury Note, 0.375% to 8.00% due 12/31/2025 to 08/20/2064, value $153,052,913)	150,000	150,000,000
Canadian Imperial Bank 4.19%, dated 09/02/2025 due 11/03/2025 in the amount of $201,443,222 (collateralized by $235,836,000, U.S. Treasury Bill, U.S. Treasury Bond, U.S. Treasury Floating Rate Note and U.S. Treasury Note, 0.00% to 5.00% due 11/28/2025 to 08/15/2055, value $205,472,097)	200,000	200,000,000
Credit Agricole Corporate & Investment Bank 4.14%, dated 10/31/2025 due 11/03/2025 in the amount of $200,069,000 (collateralized by $194,021,956, Federal National Mortgage Association and U.S. Treasury Note, 0.125% to 5.00% due 10/15/2026 to 05/01/2055, value $204,000,030)	200,000	200,000,000
Fixed Income Clearing Corp. (FICC)/State Street Bank & Trust Co 4.15%, dated 10/31/2025 due 11/03/2025 in the amount of $796,275,283 (collateralized by $820,202,500, U.S. Treasury Bill and U.S. Treasury Note, 0.00% to 4.625% due 10/15/2026 to 02/15/2035, value $811,920,103)	796,000	796,000,000

4 AB Fixed-Income Shares, Inc.	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Goldman Sachs & Co. LLC 4.16%, dated 10/31/2025 due 11/03/2025 in the amount of $600,208,000 (collateralized by $663,082,572, Federal Farm Credit Bank, Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association, 2.50% to 6.50% due 07/01/2029 to 11/15/2060, value $612,000,001)	$600,000	$600,000,000
HSBC USA, Inc. 4.20%, dated 10/31/2025 due 11/03/2025 in the amount of $1,000,350,000 (collateralized by $979,726,000, U.S. Treasury Note, 4.37% due 12/31/2029, value $1,019,999,998)	1,000,000	1,000,000,000
JPMorgan Securities LLC 4.17%, dated 10/31/2025 due 11/03/2025 in the amount of $700,243,250 (collateralized by $690,490,000, U.S. Treasury Note, 4.25% due 11/15/2034, value $714,000,004)	700,000	700,000,000
Mizuho Securities USA LLC 4.17%, dated 10/31/2025 due 11/03/2025 in the amount of $1,500,521,250 (collateralized by $1,562,429,500, U.S. Treasury Bond and U.S. Treasury Note, 0.50% to 4.875% due 06/30/2027 to 11/15/2046, value $1,530,000,025)	1,500,000	1,500,000,000
Mizuho Securities USA LLC 4.17%, dated 10/31/2025 due 11/03/2025 in the amount of $125,043,438 (collateralized by $147,855,700, U.S. Treasury Bond and U.S. Treasury Note, 0.125% to 3.375% due 01/15/2027 to 02/15/2055, value $127,500,029)	125,000	125,000,000
Toronto Dominion Bank 4.13%, dated 10/31/2025 due 11/03/2025 in the amount of $100,034,417 (collateralized by $102,379,000, Federal Farm Credit Bank, 3.50% to 4.99% due 11/14/2025 to 04/23/2035, value $102,000,612)	100,000	100,000,000

ABFunds.com	AB Fixed-Income Shares, Inc. 5

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Toronto Dominion Bank 4.14%, dated 10/31/2025 due 11/03/2025 in the amount of $375,129,375 (collateralized by $378,082,000, Federal Farm Credit Bank, Federal Home Loan Bank, Federal Home Loan Bank Discount Note, Federal Home Loan Mortgage Corp. and Federal National Mortgage Association, 0.00% to 7.25% due 11/14/2025 to 03/10/2043, value $382,500,847)	$375,000	$375,000,000

		9,426,000,000

Total Investments – 101.7% (cost $27,316,415,427)		27,316,415,427
Other assets less liabilities – (1.7)%		(456,169,431)

Net Assets – 100.0%		$26,860,245,996

*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at October 31, 2025.

Glossary:

SOFR – Secured Overnight Financing Rate

US TREASURY BILL 3M MM YIELD – U.S. Treasury 3 Month Bill Money Market Yield

See notes to financial statements.

6 AB Fixed-Income Shares, Inc.	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

October 31, 2025 (unaudited)

Assets
Investments in securities, at value (cost $17,890,415,427)	$17,890,415,427
Repurchase agreements, at value (cost $9,426,000,000)	9,426,000,000
Cash	698,537
Interest receivable	70,333,088
Receivable for capital stock sold	42,827,263
Receivable due from Adviser	2,068,354
Other assets	50,914

Total assets	27,432,393,583

Liabilities
Payable for investment securities purchased	493,739,939
Payable for capital stock redeemed	70,559,654
Advisory fee payable	4,734,106
Distribution fee payable	2,618,231
Dividends payable	137,902
Administrative fee payable	96,990
Transfer Agent fee payable	70,440
Directors’ fees payable	22,597
Accrued expenses	167,728

Total liabilities	572,147,587

Net Assets	$26,860,245,996

Composition of Net Assets
Capital stock, at par	$13,431,092
Additional paid-in capital	26,848,704,897
Accumulated loss	(1,889,993)

Net Assets	$26,860,245,996

Net Asset Value Per Share—110 billion shares of capital stock authorized, $.0005 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$9,125,382,781	9,125,319,339	$1.00

C	$18,263,402	18,265,218	$1.00

Advisor	$999,881,092	999,877,636	$1.00

I	$79,215,575	79,220,029	$1.00

1	$6,120,893,257	6,121,659,749	$1.00

AB	$7,917,901,528	7,918,839,154	$1.00

Institutional	$2,598,708,361	2,599,002,718	$1.00

See notes to financial statements.

ABFunds.com	AB Fixed-Income Shares, Inc. 7

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2025 (unaudited)

Investment Income
Interest		$544,466,815

Expenses
Advisory fee (see Note B)	$25,319,167
Distribution fee—Class A	11,217,385
Distribution fee—Class C	71,277
Distribution fee—Class 1	3,041,179
Transfer agency—Class A	1,082,575
Transfer agency—Class C	2,400
Transfer agency—Advisor Class	123,523
Transfer agency—Class I	8,158
Transfer agency—Class 1	133,934
Transfer agency—Class AB	9,150
Transfer agency—Institutional Class	31,962
Registration fees	262,623
Custody and accounting	228,556
Directors’ fees	128,615
Legal	127,626
Printing	84,726
Administrative	80,295
Audit and tax	24,145
Miscellaneous	148,757

Total expenses	42,126,053
Less: expenses waived and reimbursed by the Distributor (see Note C)	(11,288,662)

Net expenses		30,837,391

Net investment income		513,629,424

Realized Loss on Investment Transactions
Net realized loss on investment transactions		(3,306)

Net Increase in Net Assets from Operations		$513,626,118

See notes to financial statements.

8 AB Fixed-Income Shares, Inc.	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$513,629,424	$1,086,257,202
Net realized loss on investment transactions	(3,306)	(15,013)

Net increase in net assets from operations	513,626,118	1,086,242,189
Distributions to Shareholders
Class A	(182,584,471)	(304,638,077)
Class C	(386,789)	(675,381)
Advisor Class	(20,846,172)	(34,684,680)
Class K	– 0	–	(45,221)
Class I	(1,662,097)	(3,798,930)
Class 1	(121,325,607)	(274,519,902)
Class AB	(142,780,607)	(374,963,652)
Institutional Class	(44,044,075)	(92,639,105)
Capital Stock Transactions
Net increase	2,261,911,804	1,910,123,197

Total increase	2,261,908,104	1,910,400,438
Net Assets
Beginning of period	24,598,337,892	22,687,937,454

End of period	$26,860,245,996	$24,598,337,892

See notes to financial statements.

ABFunds.com	AB Fixed-Income Shares, Inc. 9

NOTES TO FINANCIAL STATEMENTS

October 31, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Fixed-Income Shares, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end investment company. The Fund operates as a series company currently consisting of the AB Government Money Market Portfolio (the “Portfolio”). The investment objective of the Portfolio is maximum current income to the extent consistent with safety of principal and liquidity. The Portfolio is a “money market fund” that seeks to maintain a stable net asset value, or NAV, of $1.00 per share. The Portfolio pursues its objective by maintaining a portfolio of high-quality U.S. Dollar denominated money market securities. The Portfolio invests at least 99.5% of its total assets in cash, marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (which may bear adjustable rates of interest) and repurchase agreements that are collateralized fully. The Portfolio offers Class A, Class C, Advisor Class, Class I, Class 1, Class AB and Institutional Class shares. Class B, Class R, Class Z, Premium Class, Select Class, and Investor Class shares have been authorized but currently are not offered. Effective May 20, 2024, Class K was liquidated. All 14 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. Class A shares are sold for cash without an initial sales charge at the time of purchase. However, on cash purchases of $1,000,000 or more, a contingent deferred sales charge (“CDSC”) equal to 1% of the lesser of net asset value at the time of redemption or original cost if redeemed within one year may be charged. Class A shares may be exchanged for Class A shares of other AB mutual funds, subject, in the case of Class A shares of the Portfolio that were purchased for cash, to any applicable initial sales charge at the time of exchange. Class A shares of the Portfolio also are offered in exchange for Class A shares of other AB mutual funds without any sales charge at the time of purchase, but on Class A shares of the Portfolio that were received in exchange for another AB mutual fund Class A shares that were not subject to an initial sales charge when originally purchased for cash because the purchase was of $1,000,000 or more, a 1% CDSC may be assessed if shares of the Portfolio are redeemed within one year of the AB mutual fund Class A shares originally purchased for cash. Class C shares are sold for cash or in exchange for Class C shares of another AB mutual fund without an initial sales charge at the time of purchase. Class C shares are subject to a CDSC of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold for cash or in exchange for Advisor Class shares of another AB mutual fund without an initial sales charge or CDSC and are not subject to ongoing distribution expenses. Class I and Class 1 shares are sold for cash or in exchange of the same class of shares of another AB mutual fund without an initial sales

10 AB Fixed-Income Shares, Inc.	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

charge or CDSC. Class I shares are not subject to ongoing distribution expenses. Class I shares are also available for the investment of cash collateral related to the AB funds’ securities lending programs. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, which approximates market value. AllianceBernstein L.P. (the “Adviser”) serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible for ensuring the valuation of the Portfolio’s securities. Under such method a portfolio instrument is valued at cost and any premium or discount is amortized or accreted, respectively, on a constant basis to maturity. If the Adviser determines that cost does not approximate fair value, the fair value of the Portfolio’s securities will be determined by procedures approved by and under the oversight of the Portfolio’s Board of Directors pursuant to Rule 2a-5 of the 1940 Act. The Adviser also monitors that the amortized cost approximates fair value on a daily basis.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

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NOTES TO FINANCIAL STATEMENTS (continued)

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of October 31, 2025:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Short-Term Investments:
U.S. Government & Government Sponsored Agency Obligations	$	– 0	–	$17,890,415,427		$	– 0	–	$17,890,415,427
Repurchase Agreements		9,426,000,000		– 0	–		– 0	–	9,426,000,000

Total		$9,426,000,000		$17,890,415,427		$	– 0	–	$27,316,415,427

3. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

12 AB Fixed-Income Shares, Inc.	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

4. Investment Income and Investment Transactions

Interest income is accrued daily and includes amortization of premiums and accretions of discounts as adjustments to interest income. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Dividends and Distributions

The Portfolio declares dividends daily from net investment income and are paid monthly. Net realized gains distributions, if any, will be made at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Repurchase Agreements

It is the Portfolio’s policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Portfolio represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in

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NOTES TO FINANCIAL STATEMENTS (continued)

business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolio’s President is the CODM. The CODM monitors the operating results of the Portfolio as a whole and the pre-determined Portfolio’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

The Portfolio pays the Adviser an advisory fee at the annual rate of .20% on average daily assets. The Adviser had contractually agreed to waive .10% of the advisory fee until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee (resulting in a net advisory fee of .15%) until August 31, 2024. There are no such reimbursements/waivers for the six months ended October 31, 2025. The Adviser serves as investment manager and adviser of the Portfolio and continuously furnishes an investment program for the Portfolio and manages, supervises and conducts the affairs of the Portfolio, subject to the supervision of the Board. Pursuant to the Advisory Agreement, the Portfolio paid $80,295 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $339,439 for the six months ended October 31, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolio’s shares. The Distributor has advised the Portfolio that it has received $275 and $6,044 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended October 31, 2025.

NOTE C

Distribution Services Agreement

The Portfolio has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A,

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NOTES TO FINANCIAL STATEMENTS (continued)

Class C, Class K, and Class 1. Under the Agreement, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of .25% of the Portfolio’s average daily net assets attributable to Class A shares, .75% of the Portfolio’s average daily net assets attributable to Class C shares, .25% of the Portfolio’s average daily net assets attributable to Class K shares, and .10% of the Portfolio’s average daily net assets attributable to Class 1 shares. There are no distribution and servicing fees on the Advisor Class, Class I, Class AB and Institutional Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended October 31, 2025, the Distributor has voluntarily agreed to waive all of the distribution fees in the amount of $11,217,385, $ 71,277, $0, for Class A, Class C, Class K, respectively, limiting the effective annual rate to 0.00% for the Class A, Class C, Class K shares. From May 5, 2023, to June 6, 2024, the Adviser had been voluntarily waiving 0.05% of the Rule 12b-1 distribution fees on Class 1 shares. Prior thereto, the Adviser had been voluntarily waiving these fees in their entirety.

NOTE D

Investment Transactions, Income Taxes and Distributions to Shareholders

The tax character of distributions to be paid for the year ending April 30, 2026 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended April 30, 2025 and April 30, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$1,085,964,948	$1,088,126,789

Total taxable distributions paid	$1,085,964,948	$1,088,126,789

As of April 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$443,277
Accumulated capital and other losses	(2,180,419	)(a)
Unrealized appreciation (depreciation)	– 0	–

Total accumulated earnings (deficit)	$(1,737,142	)(b)

(a)	As of April 30, 2025, the Fund had a net capital loss carryforward of $2,180,419.

(b)	The difference between book-basis and tax-basis components of accumulated earnings (deficit) is attributable primarily to dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term

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NOTES TO FINANCIAL STATEMENTS (continued)

or long-term capital losses. As of April 30, 2025, the Fund had a net short-term capital loss carryforward of $2,180,419, which may be carried forward for an indefinite period.

NOTE E

Capital Stock

The Portfolio has allocated 110,000,000,000 of authorized shares of which 5,000,000,000 each are allocated to Class C, Advisor Class, Class K and Class I, 15,000,000,000 each to Class A and Class 1 and 20,000,000,000 each to Class AB and Institutional Class. Transactions, all at $1.00 per share, were as follows:

	Shares
	Six Months Ended October 31, 2025 (unaudited)		Year Ended April 30, 2025

Class A
Shares sold	4,114,961,279		8,940,195,467

Shares issued in reinvestment of dividends	182,203,141		303,923,839

Shares converted from Class C	313,289		655,275

Shares redeemed	(3,543,428,914)		(5,959,542,177)

Net increase	754,048,795		3,285,232,404

Class C
Shares sold	2,056,940		11,929,384

Shares issued in reinvestment of dividends	387,150		675,254

Shares converted to Class A	(313,289)		(655,275)

Shares redeemed	(3,009,448)		(3,121,658)

Net increase (decrease)	(878,647)		8,827,705

Advisor Class
Shares sold	576,956,686		1,219,627,248

Shares issued in reinvestment of dividends	20,786,257		34,568,889

Shares redeemed	(578,522,586)		(823,402,122)

Net increase	19,220,357		430,794,015

Class K
Shares sold	– 0	–	616,154

Shares issued in reinvestment of dividends and distributions	– 0	–	43,460

Shares redeemed	– 0	–	(34,019,257)

Net decrease	– 0	–	(33,359,643)

Class I
Shares sold	45,528,504		89,936,410

Shares issued in reinvestment of dividends	1,664,763		3,809,272

Shares redeemed	(52,414,675)		(76,320,408)

Net increase (decrease)	(5,221,408)		17,425,274

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares
	Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30, 2025

Class 1
Shares sold	5,305,852,711	10,946,450,789

Shares issued in reinvestment of dividends	121,527,063	275,252,864

Shares redeemed	(5,193,281,175)	(11,612,576,566)

Net increase (decrease)	234,098,599	(390,872,913)

Class AB
Shares sold	41,975,637,888	105,630,349,388

Shares issued on reinvestment of dividends and distributions	143,006,515	375,923,889

Shares redeemed	(42,090,008,590)	(106,730,045,801)

Net increase (decrease)	28,635,813	(723,772,524)

Institutional Class
Shares sold	6,529,727,422	13,019,882,586

Shares issued on reinvestment of dividends	44,112,107	92,925,757

Shares redeemed	(5,341,831,233)	(13,796,959,464)

Net increase (decrease)	1,232,008,296	(684,151,121)

NOTE F

Risks Involved in Investing in the Portfolio

Money Market Fund Risk—Money market funds are sometimes unable to maintain an NAV at $1.00 per share and, as it is generally referred to, “break the buck”. In that event, an investor in a money market fund would, upon redemption, receive less than $1.00 per share. The Portfolio’s shareholders should not rely on or expect an affiliate of the Portfolio to purchase distressed assets from the Portfolio, make capital infusions, enter into credit support agreements or take other actions to prevent the Portfolio from breaking the buck. In addition, you should be aware that significant redemptions by large investors in the Portfolio could have a material adverse effect on the Portfolio’s other shareholders. The Portfolio’s NAV could be affected by forced selling during periods of high redemption pressures and/or illiquid markets. Money market funds are also subject to regulatory risk.

On July 12, 2023, the SEC adopted amendments to Rule 2a-7 (“Money Market Fund Reforms”) that, among other things, removed the provisions in Rule 2a-7 that permitted a money market fund to suspend redemptions. The Money Market Fund Reforms also removed the link between liquidity fees and impaired liquidity of the Portfolio’s investments, permitting a government money market fund, such as the Portfolio, to impose a discretionary liquidity fee if the fund’s board of directors determines that a liquidity fee is in the best interests of the fund. These changes under the Money Market Fund Reforms became effective on October 2, 2023. The Portfolio’s Board of Directors previously determined not to impose liquidity fees on, or suspend, redemptions.

ABFunds.com	AB Fixed-Income Shares, Inc. 17

NOTES TO FINANCIAL STATEMENTS (continued)

The Portfolio’s yield will change based on changes in interest rates and other market conditions. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issuers in a different country or region. Conditions affecting the general economy, including interest rate levels, tariffs and political, social, or economic instability at the local, regional, or global level may also affect the market value of a security. Health crises, such as pandemic and epidemic diseases, as well as other incidents that interrupt the expected course of events, such as natural disasters, including fires, earthquakes and flooding, war or civil disturbance, acts of terrorism, supply chain disruptions, tariffs, power outages and other unforeseeable and external events, and the public response to or fear of such diseases or events, have had, and may in the future have, an adverse effect on the Portfolio’s investments and net asset value and can lead to increased market volatility. The occurrence and pendency of such crises or incidents could adversely affect the economies and financial markets either in specific countries or worldwide. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Portfolio’s assets may decline.

Interest Rate Risk—Changing interest rates, including rates that fall below zero, affect the yield and value of the Portfolio’s investments in short-term debt securities, may have unforeseeable effects on markets and market volatility and may have an adverse effect on Portfolio performance. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. A decline in interest rates affects the Portfolio’s yield as portfolio securities mature or are sold and the Portfolio purchases new short-term securities with lower yields. During periods of very low or negative interest rates, the Portfolio may be unable to maintain a positive yield or a stable NAV at $1.00.

Credit Risk—Credit risk is the possibility that a security’s credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest or principal payments). If a counterparty to a repurchase agreement defaults on its repurchase obligation, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the counterparty became bankrupt, the Portfolio might be delayed in selling the collateral. The Portfolio’s investments in U.S. Government securities or related repurchase agreements have minimal credit risk compared to other investments.

Illiquid Investments Risk—Illiquid investments risk exists when particular investments are or become difficult to purchase or sell, which may prevent the Portfolio from selling out of these securities at an advantageous time or price.

18 AB Fixed-Income Shares, Inc.	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

ABFunds.com	AB Fixed-Income Shares, Inc. 19

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Six Months Ended October 31, 2025 (unaudited)		Year Ended April 30,
			2025		2024		2023		2022		2021

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations

Net investment income(a)(b)	.0206		.0462	†	.0519		.0326		.0003		.0005

Net realized and unrealized gain (loss) on investment transactions	.0002		.0007	(c)	(.0002)		(.0040)		.0000	(d)	(.0001	)(c)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.0000	(d)	.0000	(d)

Net increase in net asset value from operations	.0208		.0469		.0517		.0286		.0003		.0004

Less: Dividends and Distributions

Dividends from net investment income	(.0208)		(.0469)		(.0517)		(.0286)		(.0003)		(.0004)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.0000	)(d)	– 0	–

Total dividends and distributions	(.0208)		(.0469)		(.0517)		(.0286)		(.0003)		(.0004)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return

Total investment return based on net asset value(e)	2.07%		4.79	%†	5.29%		2.89%		.03%		.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,125,383		$8,371,336		$5,085,850		$1,684,218		$572,827		$832,020

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.23	%^	.23%		.19%		.16%		.07%		.13%

Expenses, before waivers/reimbursements	.48	%^	.49%		.50%		.51%		.52%		.52%

Net investment income(b)	4.05	%^	4.62	%†	5.19%		3.26%		.03%		.05%

See footnote summary on page 27.

20 AB Fixed-Income Shares, Inc.	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended October 31, 2025 (unaudited)		Year Ended April 30,
			2025		2024		2023		2022		2021

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations

Net investment income(a)(b)	.0209		.0460	†	.0517		.0269		.0004		.0005

Net realized and unrealized gain (loss) on investment transactions	(.0001)		.0008	(c)	(.0001)		.0016	(c)	(.0001	)(c)	(.0001	)(c)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.0000	(d)	.0000	(d)

Net increase in net asset value from operations	.0208		.0468		.0516		.0285		.0003		.0004

Less: Dividends and Distributions

Dividends from net investment income	(.0208)		(.0468)		(.0516)		(.0285)		(.0003)		(.0004)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.0000	)(d)	– 0	–

Total dividends and distributions	(.0208)		(.0468)		(.0516)		(.0285)		(.0003)		(.0004)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return

Total investment return based on net asset value(e)	2.07%		4.79	%†	5.29%		2.89%		.03%		.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$18,263		$19,142		$10,314		$7,354		$8,933		$5,673

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.24	%^	.23%		.19%		.17%		.08%		.14%

Expenses, before waivers/reimbursements	.99	%^	.99%		1.00%		1.02%		1.02%		1.02%

Net investment income(b)	4.10	%^	4.60	%†	5.17%		2.69%		.04%		.05%

See footnote summary on page 27.

ABFunds.com	AB Fixed-Income Shares, Inc. 21

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income From Investment Operations

Net investment income(a)(b)	.0207	.0463	†	.0518	.0330	.0003	.0004

Net realized and unrealized gain (loss) on investment transactions	.0001	.0006	(c)	(.0001)	(.0044)	.0000	(d)	.0000	(d)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.0000	(d)	.0000	(d)

Net increase in net asset value from operations	.0208	.0469	.0517	.0286	.0003	.0004

Less: Dividends and Distributions

Dividends from net investment income	(.0208)	(.0469)	(.0517)	(.0286)	(.0003)	(.0004)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.0000	)(d)	– 0	–

Total dividends and distributions	(.0208)	(.0469)	(.0517)	(.0286)	(.0003)	(.0004)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return

Total investment return based on net asset value(e)	2.07%	4.79	%†	5.29%	2.89%	.03%	.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$999,881	$980,661	$549,837	$240,009	$63,926	$76,535

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.23	%^	.23%	.19%	.16%	.07%	.13%

Expenses, before waivers/reimbursements	.23	%^	.24%	.25%	.26%	.27%	.27%

Net investment income(b)	4.06	%^	4.63	%†	5.18%	3.30%	.03%	.04%

See footnote summary on page 27.

22 AB Fixed-Income Shares, Inc.	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income From Investment Operations

Net investment income(a)(b)	.0209	.0467	.0519	.0315	.0003	.0004

Net realized and unrealized gain (loss) on investment transactions	(.0001)	.0002	(c)	(.0001)	(.0026)	.0000	(d)	.0000	(d)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.0000	(d)	.0000	(d)

Net increase in net asset value from operations	.0208	.0469	.0518	.0289	.0003	.0004

Less: Dividends and Distributions

Dividends from net investment income	(.0208)	(.0469)	(.0518)	(.0289)	(.0003)	(.0004)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	.0000	(d)	– 0	–

Total dividends and distributions	(.0208)	(.0469)	(.0518)	(.0289)	(.0003)	(.0004)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return

Total investment return based on net asset value(e)	2.08%	4.80%	5.31%	2.92%	.03%	.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$79,216	$84,437	$67,012	$51,083	$27,447	$22,228

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.23	%^	.21%	.17%	.13%	.07%	.13%

Expenses, before waivers/reimbursements	.23	%^	.23%	.24%	.23%	.23%	.24%

Net investment income(b)	4.10	%^	4.67%	5.19%	3.15%	.03%	.04%

See footnote summary on page 27.

ABFunds.com	AB Fixed-Income Shares, Inc. 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class 1
Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income From Investment Operations

Net investment income(a)(b)	.0203	.0461	.0515	.0326	.0004	.0006

Net realized and unrealized gain (loss) on investment transactions	.0001	.0001	(c)	.0000	(c)	(.0036)	(.0001	)(c)	.0001

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.0000	(d)	.0000	(d)

Net increase in net asset value from operations	.0204	.0462	.0515	.0290	.0003	.0007

Less: Dividends and Distributions

Dividends from net investment income	(.0204)	(.0462)	(.0515)	(.0290)	(.0003)	(.0007)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.0000	)(d)	– 0	–

Total dividends and distributions	(.0204)	(.0462)	(.0515)	(.0290)	(.0003)	(.0007)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return

Total investment return based on net asset value(e)	2.03%	4.71%	5.27%	2.94%	.03%	.07%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,120,893	$5,886,796	$6,277,677	$5,774,108	$2,791,781	$2,809,312

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.31	%^	.29%	.20%	.12%	.07%	.10%

Expenses, before waivers/reimbursements	.31	%^	.31%	.32%	.32%	.31%	.32%

Net investment income(b)	3.99	%^	4.61%	5.15%	3.26%	.04%	.06%

See footnote summary on page 27.

24 AB Fixed-Income Shares, Inc.	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class AB
Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income From Investment Operations

Net investment income(a)(b)	.0212	.0472	.0520	.0280	.0003	.0007

Net realized and unrealized gain (loss) on investment transactions	(.0003)	(.0001	)(c)	.0000	(c)	.0010	(c)	.0000	(d)	.0000	(d)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.0000	(d)	.0000	(d)

Net increase in net asset value from operations	.0209	.0471	.0520	.0290	.0003	.0007

Less: Dividends and Distributions

Dividends from net investment income	(.0209)	(.0471)	(.0520)	(.0290)	(.0003)	(.0007)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.0000	)(d)	– 0	–

Total dividends and distributions	(.0209)	(.0471)	(.0520)	(.0290)	(.0003)	(.0007)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return

Total investment return based on net asset value(e)	2.09%	4.82%	5.33%	2.94%	.03%	.07%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,917,902	$7,889,267	$8,613,050	$7,751,879	$6,778,429	$8,145,836

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.21	%^	.19%	.15%	.11%	.07%	.10%

Expenses, before waivers/reimbursements	.21	%^	.21%	.22%	.21%	.21%	.22%

Net investment income(b)	4.16	%^	4.72%	5.20%	2.80%	.03%	.07%

See footnote summary on page 27.

ABFunds.com	AB Fixed-Income Shares, Inc. 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Institutional Class
	Six Months Ended October 31, 2025 (unaudited)		Year Ended April 30,
			2025		2024		2023		2022		2021

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations

Net investment income(a)(b)	.0201		.0470		.0521		.0275		.0003		.0008

Net realized and unrealized gain (loss) on investment transactions	.0008		.0001	(c)	(.0001)		.0015	(c)	.0000	(d)	(.0001	)(c)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.0000	(d)	.0000	(d)

Net increase in net asset value from operations	.0209		.0471		.0520		.0290		.0003		.0007

Less: Dividends and Distributions

Dividends from net investment income	(.0209)		(.0471)		(.0520)		(.0290)		(.0003)		(.0007)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.0000	)(d)	– 0	–

Total dividends and distributions	(.0209)		(.0471)		(.0520)		(.0290)		(.0003)		(.0007)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return

Total investment return based on net asset value(e)	2.09%		4.82%		5.32%		2.94%		.03%		.07%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,598,708		$1,366,700		$2,050,854		$1,879,973		$1,913,742		$1,742,450

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.20	%^	.20%		.15%		.11%		.07%		.11%

Expenses, before waivers/reimbursements	.20	%^	.21%		.22%		.21%		.21%		.22%

Net investment income(b)	3.95	%^	4.70%		5.21%		2.75%		.03%		.08%

See footnote summary on page 27.

26 AB Fixed-Income Shares, Inc.	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of fees waived and expenses reimbursed.

(c)

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Portfolio’s change in net realized and unrealized gain (loss) on investment transactions for the period.

(d)	Amount is less than $.00005.

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

^	Annualized.

†

During the year ended April 30, 2025, the Adviser reimbursed the Portfolio for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses . The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share	Net Investment Income Ratio	Total Return

Class A	$.0000	.00%	.00%

Class C	$.0000	.00%	.00%

Advisor Class	$.0000	.00%	.00%

See notes to financial statements.

ABFunds.com	AB Fixed-Income Shares, Inc. 27

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Fixed-Income Shares, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Government Money Market Portfolio (the “Fund”) at a meeting held in-person on August 5-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes

28 AB Fixed-Income Shares, Inc.	ABFunds.com

changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

ABFunds.com	AB Fixed-Income Shares, Inc. 29

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class AB Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class AB shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population

30 AB Fixed-Income Shares, Inc.	ABFunds.com

of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class AB shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class AB expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset levels and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

ABFunds.com	AB Fixed-Income Shares, Inc. 31

NOTES

32 AB Fixed-Income Shares, Inc.	ABFunds.com

AB FIXED-INCOME SHARES, INC.

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

FIS-0152-1025

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Fixed-Income Shares, Inc

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	December 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	December 26, 2025

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	December 26, 2025